SEGMENT INFORMATION (Schedule of Segment Results by Geographical Area) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		$ (7,257)	$ (12,204)	$ (12,355)
Selling, general and administrative expenses – Transformation costs		(4,252)	(4,181)	0
Impairment charges		(2,177)	(1,408)	(11,105)
Result after impairment		(13,686)	(17,793)	(23,460)
Unallocated expenses	[1]	(2,103)	(3,372)	(3,585)
Operating loss		(15,789)	(21,165)	(27,045)
Net financing expense (Note 6)		(21,388)	(9,565)	(9,882)
Profit/Loss before taxes		(37,177)	(30,730)	(36,927)
Income tax charge (Note 7)		(199)	(486)	59
Loss for the year on continuing operations		(37,376)	(31,216)	(36,868)
Loss for the year on discontinued operations (Note 8)		0	(573)	12,850
Loss for the year		(37,376)	(31,789)	(24,018)
America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		(1,291)	(2,503)	(4,365)
Selling, general and administrative expenses – Transformation costs		(1,241)	(2,025)
Impairment charges		(2,177)	(612)	(11,105)
Result after impairment		(4,709)	(5,140)	(15,470)
Profit/Loss before taxes		(24,360)	(13,119)	(23,901)
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		(5,639)	(9,386)	(7,886)
Selling, general and administrative expenses – Transformation costs		(3,011)	(2,156)
Impairment charges		0	(796)	0
Result after impairment		(8,650)	(12,338)	(7,886)
Profit/Loss before taxes		(12,490)	(17,296)	(12,922)
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		(327)	(315)	(104)
Selling, general and administrative expenses – Transformation costs		0
Impairment charges		0	0	0
Result after impairment		$ (327)	$ (315)	$ (104)

[1]	Unallocated expenses represent head office general and administration costs of the Group, which cannot be allocated to the results of any specific geographical area.